Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Operating activities
Net loss	$ (86,343)	$ (181,873)
Adjustments for:
Share-based compensation	3,524	7,856
Depreciation	11,013	11,525
Financial costs	12,728	13,378
Share of loss of associates	868	599
Change in fair value of financial assets and liabilities at fair value through profit and loss	(366)	14
Change in fair value of warrant liability	(19,497)	(4,535)
Unrealized foreign exchange loss (gain)	17,649	(9,855)
Deferred income tax expense (recovery)	648	(22,644)
Impairment of assets	5,741	171,974
Cumulative catch-up adjustment on contract liability	(78)	(34,581)
Write-down of VAT receivable	3,273
Proceeds from contract liability	(56)	(1,326)
Other	2,857	3,861
Environmental rehabilitation obligations paid	(2,190)	(2,933)
Net cash flows used in operating activities before changes in non-cash working capital items	(50,229)	(48,540)
Changes in non-cash working capital items	(2,075)	4,755
Net cash flows used in operating activities	(52,304)	(43,785)
Investing activities
Additions to mining interests	(31,720)	(37,631)
Additions to property, plant and equipment	(4,907)	(17,522)
Additions to exploration and evaluation assets	(9,380)	(17,121)
Proceeds on disposals of property, plant and equipment and assets classified as held for sale	4,987
Proceeds on disposals of investments	3,075	4,241
Cash payment on deferred consideration and contingent payments		(334)
Change in restricted cash	2,039	(2,424)
Acquisition of investments in associates	(448)
Change in reclamation deposit	585	4,197
Other	534	533
Net cash flows used in investing activities	(35,235)	(66,061)
Financing activities
Proceeds from equity financings	126,851	51,756
Other issuance of common shares	108	140
Share and warrant issue expense	(4,240)	(3,489)
Capital payments on lease liabilities	(608)	(1,226)
Long-term debt and credit facility draw down	66,788	6,644
Repayment of long-term debt and credit facility	(43,253)	(5,675)
Withholding taxes on settlement of restricted units	(177)	(361)
Net cash flows provided by financing activities	145,469	47,789
Increase (decrease) in cash and cash equivalents before impact of exchange rate	57,930	(62,057)
Effects of exchange rate changes on cash and cash equivalents	5,268	(432)
Increase (decrease) in cash and cash equivalents	63,198	(62,489)
Cash and cash equivalents - Beginning of year	43,455	105,944
Cash and cash equivalents - end of year	$ 106,700	$ 43,455